UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04665

Commonwealth International Series Trust

(Exact name of registrant as specified in charter)

791 Town & Country Blvd.

Houston, TX 77024-3925

(Address of principal executive offices) (Zip code)

CT Corporation System

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 345-1898

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Item 1. Reports to Stockholders.

(a)

Commonwealth International
Series Trust
791 Town & Country Blvd., Suite 250
Houston, TX 77024-3925
888-345-1898
www.commonwealthfunds.com

INVESTMENT ADVISOR
FCA Corp
791 Town & Country Blvd., Suite 250
Houston, TX 77024-3925

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TRANSFER AGENT & ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

CUSTODIAN BANK
Fifth Third Bank N.A.
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Cohen & Company, Ltd.
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

This report is intended for the shareholders of the family of funds of the Commonwealth International Series Trust. It may not be distributed to prospective investors unless it is preceded or accompanied by the Funds’ current Prospectus. A Prospectus may be obtained at www.commonwealthfunds.com or from the principal underwriter of the Funds or your broker.

Distributed by Ultimus Fund Distributors, LLC Member FINRA/SIPC

Commonwealth-SAR-23

Commonwealth Australia/New Zealand Fund Africa Fund Commonwealth Japan Fund Commonwealth Global Fund Commonwealth Real Estate Securities Fund SEMI-ANNUAL REPORT April 30, 2023

Table of Contents

Performance Overview	1

Portfolio Composition	2

Schedules of Investments	4

Statements of Assets and Liabilities	14

Statements of Operations	15

Statements of Changes in Net Assets	16

Financial Highlights	18

Notes to Financial Statements	23

Approval of the Renewal of the Investment Advisory Agreement	33

Additional Information	38

Notice of Privacy Policy & Practices	40

SEMI-ANNUAL REPORT 2023

PERFORMANCE OVERVIEW – April 30, 2023 (Unaudited)

			Average Annual
						Gross	Net
	Inception					Expense	Expense
	Date	6 Month	1 Year	5 Year	10 Year	Ratio[1]	Ratio[1]
Commonwealth Australia/New Zealand Fund	11/25/91	6.67%	(12.72)%	1.28%	2.31%	2.60%	2.60%
Africa Fund	11/07/11	6.09%	(14.16)%	(4.90)%	(1.89)%	4.31%	1.79%
Commonwealth Japan Fund	07/10/89	15.84%	4.46%	(2.01)%	1.83%	3.38%	1.75%
Commonwealth Global Fund	12/03/02	11.02%	1.23%	3.99%	3.59%	2.49%	2.49%
Commonwealth Real Estate Securities Fund	01/05/04	9.69%	(5.54)%	4.19%	4.89%	2.60%	2.60%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns which may be lower or higher. The above table does not reflect the deduction of taxes that a shareholder would pay on the Commonwealth Australia/New Zealand Fund, Africa Fund, Commonwealth Japan Fund, Commonwealth Global Fund and Commonwealth Real Estate Securities Fund (each a “Fund” and collectively the “Funds”) distributions or the redemption of Fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 888-345-1898. Performance for certain of the Funds reflects fee waivers and expense reimbursements during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower.

[1]	The above expense ratios are from the Funds’ Prospectus, dated February 28, 2023. FCA Corp has entered into a written expense limitation agreement under which it has agreed to limit the total operating expenses of the Africa Fund and Commonwealth Japan Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the average daily net assets of the Africa Fund and Commonwealth Japan Fund. This expense limitation agreement may be terminated by FCA Corp or the Trust at any time after February 28, 2024. FCA Corp may recoup any waived amount from the Africa Fund and Commonwealth Japan Fund pursuant to this agreement if such recoupment does not cause the Africa Fund and Commonwealth Japan Fund to exceed the expense limitation in place at the time the fee was reduced and/or the expenses were reimbursed and such recoupment is made within three years after the date in which FCA Corp incurred the expense. Excluding the indirect costs of investing in acquired funds, total fund operating expenses prior to fee waiver/reimbursement would be 2.60%, 4.27%, 3.38%, 2.49% and 2.58% for the Commonwealth Australia/New Zealand Fund, Africa Fund, Commonwealth Japan Fund, Commonwealth Global Fund and Commonwealth Real Estate Securities Fund, respectively. Additional information pertaining to the Funds’ expense ratios as of April 30, 2023, can be found in the financial highlights.

You should carefully consider the investment objectives, risks, charges and expenses of the Funds before investing. This and other information can be found in the Funds’ Prospectus, which can be obtained from www.commonwealthfunds.com, by calling the Funds directly at 888-345-1898 or by contacting your investment representative. Please read it carefully before you invest or send money.

SEMI-ANNUAL REPORT 2023

PORTFOLIO COMPOSITION – April 30, 2023* (Unaudited)

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
Industry or	Percentage of Total
Security Type	Investments
Transport Operations & Services	15.6%
Power Generation	9.3%
Logistics Services	9.1%
Health Care Services	4.7%
Courier Services	4.6%
Food & Drug Stores	4.3%
Home Products Stores	3.9%
Biotech	3.8%
Health Care Facilities	3.5%
Flow Control Equipment	3.4%
Wireless Telecommunications	3.3%
Medical Devices	3.2%
Containers & Packaging	3.2%
Measurement Instruments	3.2%
Lodging	2.9%
Integrated Electric Utilities	2.7%
Internet Media & Services	2.1%
Gas Utilities	2.1%
Multi Asset Class Owners & Developers	1.9%
Life Science & Diagnostics	1.7%
Real Estate Services	1.5%
Environmental & Facilities Services	1.5%
Packaged Food	1.1%
Food & Drug Stores	1.1%
Steel Producers	1.1%
Building Materials	1.0%
Alcoholic Beverages	0.9%
P&C Insurance	0.9%
Retail REITs	0.8%
Health Care Supply Chain	0.7%
Other Speciality Retail - Discretionary	0.5%
IT Services	0.2%
Money Market Funds	0.2%
100.0%
AFRICA FUND
Country or	Percentage of Total
Security Type	Investments
South Africa	89.9%
Exchange Traded Funds - Nigeria	3.8%
United Kingdom	3.6%
Egypt	1.5%
Money Market Funds	1.2%
100.0%

COMMONWEALTH JAPAN FUND
Industry or	Percentage of Total
Security Type	Investments
Medical Devices	9.4%
Transit Services	7.8%
Life Insurance	6.6%
Personal Care Products	5.9%
Commercial Finance	4.5%
Electronics Components	4.2%
Health Care Supplies	4.2%
Multi Asset Class Owners & Developers	3.7%
Commercial & Residential Building Equipment & Systems	3.3%
Building Construction	3.1%
Money Market Funds	3.0%
IT Services	2.9%
Specialty Chemicals	2.8%
Home Products Stores	2.8%
Auto Parts	2.8%
Specialty Apparel Stores	2.6%
Diversified Industrials	2.5%
Courier Services	2.2%
Basic & Diversified Chemicals	2.1%
Alcoholic Beverages	2.1%
Consumer Electronics	2.0%
Food & Drug Stores	1.9%
Electrical Power Equipment	1.9%
Factory Automation Equipment	1.8%
P&C Insurance	1.8%
Building Maintenance Services	1.7%
Logistics Services	1.6%
Food & Beverage Wholesalers	1.5%
Automotive Wholesalers	1.5%
Integrated Electric Utilities	1.5%
Mass Merchants	1.4%
Wireless Telecommunications	1.1%
Infrastructure Construction	1.1%
Advertising & Marketing	0.7%
100.0%

*       Portfolio composition is subject to change.

SEMI-ANNUAL REPORT 2023

PORTFOLIO COMPOSITION – April 30, 2023* (Unaudited)

COMMONWEALTH GLOBAL FUND
Country or	Percentage of Total
Security Type	Investments
United States	53.9%
United Kingdom	11.7%
Switzerland	6.8%
Japan	3.9%
Germany	3.6%
India	3.5%
Israel	3.5%
Norway	2.2%
Denmark	2.1%
France	1.9%
South Africa	1.8%
Panama	1.7%
Mexico	1.3%
Taiwan Province Of China	1.0%
Ireland	0.9%
Money Market Funds	0.2%
100.0%
COMMONWEALTH REAL ESTATE SECURITIES FUND
Industry or	Percentage of Total
Security Type	Investments
Building Materials	12.9%
Homebuilding	9.9%
Infrastructure REITs	9.8%
Specialized REITs	5.7%
Industrial REITs	5.1%
Self-Storage REITs	4.4%
Home Products Stores	4.1%
Cement & Aggregates	4.1%
Transport Operations & Services	4.0%
Residential REITs	3.8%
Commercial & Residential Building Equipment & Systems	3.7%
Data Center REITs	3.7%
Hotels Resorts & Cruise Lines	3.2%
Money Market Funds	3.0%
Mortgage Finance	3.0%
Retail REITs	2.8%
Office REITs	2.7%
Multi Asset Class REITs	2.5%
Corporate Bond	2.3%
Industrial Machinery	1.9%
Building Construction	1.7%
Banks	1.6%
Health Care REITs	1.4%
Residential Owners & Developers	1.0%
Agricultural Producers	1.0%
Mortgage REITs	0.7%
100.0%

*	Portfolio composition is subject to change.

SEMI-ANNUAL REPORT 2023

SCHEDULE OF INVESTMENTS – April 30, 2023 (Unaudited)
Commonwealth Australia/New Zealand Fund

	Shares	Fair Value
COMMON STOCKS (97.11%)
AUSTRALIA (34.79%)
BIOTECH (3.66%)
CSL Ltd.	2,500	$499,078
CONTAINERS & PACKAGING (3.12%)
Brambles Ltd.	44,862	424,959
ENVIRONMENTAL & FACILITIES SERVICES (1.46%)
Cleanaway Waste Management Ltd.	123,329	198,611
FOOD & DRUG STORES (4.15%)
Coles Group Ltd.	46,872	566,207
GAS UTILITIES (2.00%)
APA Group	40,000	273,090
HEALTH CARE FACILITIES (1.19%)
Ramsay Health Care Ltd.	3,778	162,454
HEALTH CARE SERVICES (4.56%)
Sonic Healthcare Ltd.	26,382	621,885
INTEGRATED ELECTRIC UTILITIES (2.67%)
Origin Energy Ltd.	65,776	364,686
INTERNET MEDIA & SERVICES (2.07%)
Webjet Ltd.(a)	57,000	281,877
IT SERVICES (0.23%)
Appen Ltd.(a)	15,000	31,449
LOGISTICS SERVICES (2.31%)
Qube Holdings Ltd.	153,645	314,318
MEDICAL DEVICES (2.41%)
Cochlear Ltd.	2,000	327,926
RETAIL REITS (0.77%)
Scentre Group Ltd.	55,000	105,547
STEEL PRODUCERS (1.02%)
Vulcan Steel Ltd.	27,000	139,646
WIRELESS TELECOMMUNICATIONS (3.17%)
Telstra Corp. Ltd.	148,972	432,188
TOTAL AUSTRALIA		4,743,921
NEW ZEALAND (62.32%)
ALCOHOLIC BEVERAGES (0.88%)
Delegat Group Ltd.	21,456	120,147
BUILDING MATERIALS (1.02%)
Fletcher Building Ltd.	50,000	139,388
COURIER SERVICES (4.46%)
Freightways Ltd.	103,540	608,519
	Shares	Fair Value
COMMON STOCKS (97.11%) – Continued
NEW ZEALAND (62.32%) – Continued
FLOW CONTROL EQUIPMENT (3.32%)
Skellerup Holdings Ltd.	150,000	$453,259
FOOD & DRUG STORES (1.10%)
Green Cross Health Ltd.	181,796	149,462
HEALTH CARE FACILITIES (2.17%)
Oceania Healthcare Ltd.	450,000	192,122
Summerset Group Holdings Ltd.	20,601	103,798
		295,920
HEALTH CARE SUPPLY CHAIN (0.71%)
AFT Pharmaceuticals Ltd.(a)	46,000	96,754
HOME PRODUCTS STORES (3.75%)
Briscoe Group Ltd.	183,520	510,990
LIFE SCIENCE & DIAGNOSTICS (1.69%)
Pacific Edge Ltd.(a)	800,000	230,415
LODGING (2.85%)
Millennium & Copthorne Hotels New Zealand Ltd.	300,000	388,223
LOGISTICS SERVICES (6.51%)
Mainfreight Ltd.	20,000	888,081
MEASUREMENT INSTRUMENTS (3.09%)
ikeGPS Group Ltd.(a)	831,366	421,226
MEDICAL DEVICES (0.74%)
Aroa Biosurgery Ltd.(a)	145,000	100,794
MULTI ASSET CLASS OWNERS & DEVELOPERS (1.88%)
Marsden Maritime Holdings Ltd.	81,425	256,814
OTHER SPECIALTY RETAIL - DISCRETIONARY (0.45%)
Comvita Ltd.	35,694	61,811
P&C INSURANCE (0.87%)
Tower Ltd.	300,000	118,722
PACKAGED FOOD (1.12%)
Sanford Ltd.	60,000	152,559
POWER GENERATION (9.06%)
Infratil Ltd.	208,975	1,235,463
REAL ESTATE SERVICES (1.46%)
Arvida Group Ltd.	309,925	199,452

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2023

SCHEDULE OF INVESTMENTS – April 30, 2023 (Unaudited)
Commonwealth Australia/New Zealand Fund

	Shares	Fair Value
COMMON STOCKS (97.11%) – Continued
NEW ZEALAND (62.32%) – Continued
TRANSPORT OPERATIONS & SERVICES (15.19%)
Port of Tauranga Ltd.	55,000	$214,781
South Port New Zealand Ltd.	376,010	1,854,374
		2,069,155
TOTAL NEW ZEALAND		8,497,154
TOTAL COMMON STOCKS
(COST $7,858,181)		13,241,075
	Shares	Fair Value
MONEY MARKET FUNDS (0.21%)
Federated Hermes Government Obligations Fund, Institutional Class, 4.65%(b)	28,079	$28,079
TOTAL MONEY MARKET FUNDS
(COST $28,079)		28,079
TOTAL INVESTMENTS — (97.32%)
(COST $7,886,260)		13,269,154
OTHER ASSETS IN EXCESS OF LIABILITIES (2.68%)		365,567
NET ASSETS — 100.00%		$13,634,721

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2023.

REIT— Real Estate Investment Trust

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2023

SCHEDULE OF INVESTMENTS – April 30, 2023 (Unaudited)
Africa Fund

	Shares	Fair Value
COMMON STOCKS (90.57%)
EGYPT (1.46%)
BANKS (0.96%)
Commercial International Bank Egypt SAE - GDR	24,571	$29,776
OTHER COMMERCIAL SUPPORT SERVICES (0.50%)
Integrated Diagnostics Holdings PLC	34,800	15,729
TOTAL EGYPT		45,505
SOUTH AFRICA (85.55%)
AGRICULTURAL PRODUCERS (4.79%)
Astral Foods Ltd.	7,000	64,335
Crookes Brothers Ltd.(a)	10,000	19,077
Oceana Group Ltd.	18,000	65,954
		149,366
AUTOMOTIVE RETAILERS (6.62%)
Barloworld Ltd.	7,900	39,196
Bidvest Group Ltd.	7,500	102,727
Motus Holdings Ltd.	11,400	59,200
Zeda Ltd.(a)	7,900	5,248
		206,371
BANKS (15.43%)
Capitec Bank Holdings Ltd.	3,000	261,479
FirstRand Ltd.	17,700	62,373
Nedbank Group Ltd.	6,000	69,309
Standard Bank Group Ltd. - ADR	9,400	87,232
		480,393
BASIC & DIVERSIFIED CHEMICALS (1.34%)
Sasol Ltd. - ADR	3,200	41,664
BUILDING CONSTRUCTION (1.88%)
Wilson Bayly Holmes-Ovcon Ltd.(a)	9,900	58,652
CABLE & SATELLITE (1.35%)
MultiChoice Group Ltd.	6,700	41,912
COAL MINING (1.52%)
Exxaro Resources Ltd.	4,500	47,278
FOOD & BEVERAGE WHOLESALERS (3.41%)
Bid Corp. Ltd.	4,667	106,313
FOOD & DRUG STORES (3.51%)
Shoprite Holdings Ltd. - ADR	9,000	109,485
INFRASTRUCTURE CONSTRUCTION (0.19%)
Murray & Roberts Holdings Ltd.(a)	82,000	5,924
INSTITUTIONAL BROKERAGE (1.03%)
Coronation Fund Managers Ltd.	19,500	31,993
INTERNET MEDIA & SERVICES (5.95%)
Naspers Ltd., N Shares	1,040	185,373
	Shares	Fair Value
COMMON STOCKS (90.57%) – Continued
SOUTH AFRICA (85.55%) – Continued
LIFE & HEALTH INSURANCE (2.02%)
Momentum Metropolitan Holdings	62,000	$62,805
LIFE INSURANCE (4.68%)
Clientele Ltd.	90,000	51,583
Discovery Ltd.(a)	12,000	94,384
		145,967
MARINE SHIPPING (2.76%)
Grindrod Ltd.	160,000	85,961
PAPER & PULP MILLS (1.39%)
Sappi Ltd.	19,000	43,218
PRECIOUS METALS (14.37%)
Anglo American Platinum Ltd.	1,100	65,211
AngloGold Ashanti Ltd. - ADR	3,000	79,740
Gold Fields Ltd. - ADR	8,200	127,592
Impala Platinum Holdings Ltd.	12,500	121,684
Sibanye Stillwater Ltd.	24,000	53,055
		447,282
RENEWABLE ENERGY PROJECT DEVELOPERS (0.89%)
Renergen Ltd.(a)	28,000	27,800
SELF-STORAGE OWNERS & DEVELOPERS (1.62%)
Stor-Age Property REIT Ltd.	70,000	50,507
SPECIALTY & GENERIC PHARMACEUTICALS (1.61%)
Aspen Pharmacare Holdings Ltd.	5,000	50,039
SPECIALTY APPAREL STORES (1.40%)
Mr. Price Group Ltd.	5,300	43,600
WEALTH MANAGEMENT (2.96%)
Alexander Forbes Group Holdings Ltd.	170,000	45,707
PSG Konsult Ltd.	65,000	46,602
		92,309
WIRELESS TELECOMMUNICATIONS (4.83%)
MTN Group Ltd. - ADR	12,500	87,688
Vodacom Group Ltd.	9,200	63,054
		150,742
TOTAL SOUTH AFRICA		2,664,954

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2023

SCHEDULE OF INVESTMENTS – April 30, 2023 (Unaudited)
Africa Fund

	Shares	Fair Value
COMMON STOCKS (90.57%) – Continued
UNITED KINGDOM (3.56%)
HEALTH CARE FACILITIES (1.92%)
Mediclinic International Ltd.	9,562	$59,938
PRECIOUS METALS (1.64%)
Endeavour Mining PLC	2,000	51,000
TOTAL UNITED KINGDOM		110,938
TOTAL COMMON STOCKS
(COST $3,046,193)		2,821,397
EXCHANGE-TRADED FUNDS (3.75%)
Global X MSCI Nigeria ETF	11,100	116,883
TOTAL EXCHANGE-TRADED FUNDS
(COST $169,505)		116,883
	Principal
	Amount	Fair Value
SOVEREIGN BONDS (2.70%)
SOUTH AFRICA (2.70%)
Republic of South Africa Government Bond, 6.25%, 3/8/2041	$100,000	$83,979
TOTAL SOVEREIGN BONDS (COST $90,420)		83,979

	Shares
MONEY MARKET FUNDS (1.13%)
Federated Hermes Government Obligations Fund, Institutional Class, 4.65%(b)	35,144	35,144
TOTAL MONEY MARKET FUNDS
(COST $35,144)		35,144
TOTAL INVESTMENTS — (98.15%)
(COST $3,341,262)		3,057,403
OTHER ASSETS IN EXCESS OF LIABILITIES (1.85%)		57,769
NET ASSETS — 100.00%		$3,115,172

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30,

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

ETF — Exchange-Traded Fund

REIT— Real Estate Investment Trust

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2023

SCHEDULE OF INVESTMENTS – April 30, 2023 (Unaudited)
Commonwealth Japan Fund

	Shares	Fair Value
COMMON STOCKS (95.97%)
JAPAN (94.33%)
ADVERTISING & MARKETING (0.67%)
Direct Marketing MiX, Inc.	4,200	$37,008
ALCOHOLIC BEVERAGES (2.05%)
Kirin Holdings Co. Ltd.	7,000	113,721
AUTO PARTS (2.76%)
Bridgestone Corp. - ADR	4,000	80,080
DENSO Corp.	1,200	72,438
		152,518
AUTOMOTIVE WHOLESALERS (1.50%)
Toyota Tsusho Corp.	2,000	83,137
BASIC & DIVERSIFIED CHEMICALS (2.09%)
Mitsubishi Gas Chemical Co., Inc.	8,000	116,472
BUILDING CONSTRUCTION (3.07%)
Kajima Corp.	12,850	170,017
BUILDING MAINTENANCE SERVICES (1.65%)
Taihei Dengyo Kaisha Ltd.	3,000	91,507
COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS (3.28%)
Daikin Industries Ltd.	1,000	181,636
COMMERCIAL FINANCE (4.42%)
Kyushu Leasing Service Co. Ltd.	13,000	83,435
ORIX Corp.	9,500	161,623
		245,058
CONSUMER ELECTRONICS (1.94%)
Sony Group Corp. - ADR	1,200	107,604
COURIER SERVICES (2.17%)
Yamato Holdings Co. Ltd.	7,000	120,246
DIVERSIFIED INDUSTRIALS (2.50%)
Hitachi Ltd.	2,500	138,291
ELECTRICAL POWER EQUIPMENT (1.86%)
Meidensha Corp.	7,600	103,250
ELECTRONICS COMPONENTS (4.20%)
Murata Manufacturing Co. Ltd.	1,000	56,738
Nidec Corp.	1,700	84,122
Taiyo Yuden Co. Ltd.	3,000	91,858
		232,718
FACTORY AUTOMATION EQUIPMENT (1.83%)
FANUC Corp.	3,000	101,317
FOOD & BEVERAGE WHOLESALERS (1.50%)
Yamae Group Holdings Co. Ltd.	5,200	83,249
	Shares	Fair Value
COMMON STOCKS (95.97%) – Continued
JAPAN (94.33%) – Continued
FOOD & DRUG STORES (1.91%)
Sugi Holdings Company Ltd.	2,500	$106,065
HEALTH CARE SUPPLIES (4.16%)
Hoya Corp.	2,200	230,687
HOME PRODUCTS STORES (2.76%)
Nitori Holdings Co. Ltd.	1,200	152,808
INFRASTRUCTURE CONSTRUCTION (1.09%)
Takada Corp.	6,000	60,671
INTEGRATED ELECTRIC UTILITIES (1.46%)
Kansai Electric Power Co., Inc. (The)	7,500	80,963
IT SERVICES (2.89%)
INES Corp.	5,000	51,131
Otsuka Corp.	3,000	109,201
		160,332
LIFE INSURANCE (4.90%)
Dai-ichi Life Insurance Co. Ltd.	8,000	148,811
T&D Holdings, Inc.	10,000	122,467
		271,278
LOGISTICS SERVICES (1.59%)
Nippon Express Holdings Co. Ltd.	1,500	88,026
MASS MERCHANTS (1.37%)
Aeon Kyushu Co. Ltd.	4,500	75,727
MEDICAL DEVICES (9.29%)
Asahi Intecc Co. Ltd.	16,000	289,548
Terumo Corp.	7,500	224,600
		514,148
MULTI ASSET CLASS OWNERS & DEVELOPERS (3.68%)
Mitsui Fudosan Co. Ltd.	3,000	59,588
Sumitomo Realty & Development Co. Ltd.	4,000	93,400
Tokyu Fudosan Holdings Corp.	10,000	50,749
		203,737
P&C INSURANCE (1.73%)
Sompo Holdings, Inc.	2,300	95,981
PERSONAL CARE PRODUCTS (5.83%)
Kao Corp.	2,000	80,819
Unicharm Corp.	6,000	242,227
		323,046
SPECIALTY APPAREL STORES (2.56%)
Fast Retailing Co. Ltd.	600	142,085

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2023

SCHEDULE OF INVESTMENTS – April 30, 2023 (Unaudited)
Commonwealth Japan Fund

	Shares	Fair Value
COMMON STOCKS (95.97%) – Continued
JAPAN (94.33%) – Continued
SPECIALTY CHEMICALS (2.81%)
JSR Corp.	3,000	$69,612
Shin-Etsu Chemical Co. Ltd.	3,000	85,610
		155,222
TRANSIT SERVICES (7.68%)
Daiichi Koutsu Sangyo Co. Ltd.	7,200	47,334
East Japan Railway Co.	1,500	85,835
Hankyu Hanshin Holdings, Inc.	4,400	137,377
Keikyu Corp.	6,500	63,182
Tobu Railway Co. Ltd.	3,600	91,895
		425,623
WIRELESS TELECOMMUNICATIONS (1.13%)
KDDI Corp.	2,000	62,438
TOTAL JAPAN		5,226,586
UNITED STATES (1.64%)
LIFE INSURANCE (1.64%)
Aflac, Inc.	1,300	90,805
TOTAL COMMON STOCKS (COST $3,695,624)		5,317,391
	Shares	Fair Value
MONEY MARKET FUNDS (3.02%)
Federated Hermes Government Obligations Fund, Institutional Class, 4.65%(a)	167,210	$167,210
TOTAL MONEY MARKET FUNDS
(COST $167,210)		167,210
TOTAL INVESTMENTS — (98.99%)
(COST $3,862,834)		5,484,601
OTHER ASSETS IN EXCESS OF LIABILITIES (1.01%)		56,139
NET ASSETS — 100.00%		$5,540,740

(a)	Rate disclosed is the seven day effective yield as of April 30, 2023

ADR — American Depositary Receipt

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2023

SCHEDULE OF INVESTMENTS – April 30, 2023 (Unaudited)
Commonwealth Global Fund

	Shares	Fair Value
COMMON STOCKS (98.17%)
DENMARK (2.06%)
LARGE PHARMACEUTICALS (2.06%)
Novo Nordisk A/S - ADR	2,000	$334,180
FRANCE (1.90%)
BASIC & DIVERSIFIED CHEMICALS (1.90%)
Arkema SA - ADR	3,130	308,806
GERMANY (3.55%)
DIVERSIFIED INDUSTRIALS (3.55%)
Siemens AG - ADR	7,000	575,120
INDIA (3.44%)
BANKS (3.44%)
HDFC Bank Ltd. - ADR	8,000	558,400
IRELAND (0.89%)
BUILDING MATERIALS (0.89%)
James Hardie Industries PLC - ADR	6,500	144,690
ISRAEL (3.39%)
APPLICATION SOFTWARE (3.39%)
NICE Ltd. - ADR(a)	2,700	550,827
JAPAN (3.81%)
CONSUMER ELECTRONICS (2.21%)
Sony Group Corp. - ADR	4,000	358,680
ELECTRONICS COMPONENTS (1.60%)
Nidec Corp. - ADR	21,000	259,350
TOTAL JAPAN		618,030
MEXICO (1.32%)
WIRELESS TELECOMMUNICATIONS (1.32%)
America Movil S.A.B. de C.V., Class L - ADR	10,000	214,900
NORWAY (2.14%)
P&C INSURANCE (2.14%)
Gjensidige Forsikring ASA - ADR	20,000	347,200
PANAMA (1.67%)
AIRLINES (1.67%)
Copa Holdings, SA, Class A(a)	3,000	270,960
SOUTH AFRICA (1.80%)
FOOD & DRUG STORES (1.80%)
Shoprite Holdings Ltd. - ADR	24,000	291,960
SWITZERLAND (6.66%)
LARGE PHARMACEUTICALS (2.90%)
Roche Holding AG - ADR	12,000	470,640
PACKAGED FOOD (3.76%)
Nestlé SA - ADR	4,750	609,235
TOTAL SWITZERLAND		1,079,875
	Shares	Fair Value
COMMON STOCKS (98.17%) – Continued
TAIWAN PROVINCE OF CHINA (1.04%)
SEMICONDUCTOR MANUFACTURING (1.04%)
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,000	$168,600
UNITED KINGDOM (11.48%)
ALCOHOLIC BEVERAGES (3.20%)
Diageo PLC - ADR	2,800	519,400
INTEGRATED OILS (0.94%)
BP PLC - ADR	3,800	153,064
LARGE PHARMACEUTICALS (3.39%)
AstraZeneca PLC - ADR	7,500	549,150
PERSONAL CARE PRODUCTS (2.86%)
Haleon PLC - ADR	8,500	75,395
Unilever PLC - ADR	7,000	388,710
		464,105
PUBLISHING (1.09%)
Pearson PLC - ADR	16,000	176,640
TOTAL UNITED KINGDOM		1,862,359
UNITED STATES (53.02%)
AEROSPACE & DEFENSE (1.23%)
Raytheon Technologies Corp.	2,000	199,800
AGRICULTURAL CHEMICALS (0.88%)
CF Industries Holdings, Inc.	2,000	143,160
AUTO PARTS (3.62%)
Miller Industries, Inc.	18,000	586,800
AUTOMOTIVE RETAILERS (4.98%)
Group 1 Automotive, Inc.	3,600	808,128
COMMUNICATIONS EQUIPMENT (5.13%)
Apple, Inc.	4,900	831,432
COMPUTER HARDWARE & STORAGE (3.10%)
NetApp, Inc.	8,000	503,120
CONSTRUCTION & MINING MACHINERY (1.62%)
Caterpillar, Inc.	1,200	262,560
COURIER SERVICES (0.56%)
FedEx Corp.	400	91,112
DIVERSIFIED BANKS (1.79%)
JPMorgan Chase & Co.	2,100	290,304
FILM & TV (1.26%)
Walt Disney Co. (The)(a)	2,000	205,000
HEALTH CARE SUPPLIES (1.48%)
ResMed, Inc.	1,000	240,960

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2023

SCHEDULE OF INVESTMENTS – April 30, 2023 (Unaudited)
Commonwealth Global Fund

	Shares	Fair Value
COMMON STOCKS (98.17%) – Continued
UNITED STATES (53.02%) – Continued
HOUSEHOLD PRODUCTS (2.99%)
Procter & Gamble Co. (The)	3,100	$484,778
INFRASTRUCTURE SOFTWARE (2.84%)
Microsoft Corp.	1,500	460,890
INTEGRATED OIL & GAS (3.64%)
Chevron Corp.	3,500	590,030
LIFE SCIENCE & DIAGNOSTICS (4.63%)
Thermo Fisher Scientific, Inc.	1,350	749,115
MEDICAL EQUIPMENT (1.29%)
Dentsply Sirona, Inc.	5,000	209,650
OIL & GAS EQUIPMENT & SERVICES (0.82%)
Schlumberger Ltd.	2,700	133,245
OILFIELD SERVICES & EQUIPMENT (0.44%)
Natural Gas Services Group, Inc.(a)	7,000	72,100
ONLINE MARKETPLACE (0.97%)
Amazon.com, Inc.(a)	1,500	158,175
RAIL FREIGHT (3.00%)
Norfolk Southern Corp.	2,400	487,272
SEMICONDUCTOR DEVICES (2.35%)
Skyworks Solutions, Inc.	3,600	381,240
VIDEO GAMES (1.57%)
Electronic Arts, Inc.	2,000	254,560
WASTE MANAGEMENT (0.89%)
Republic Services, Inc.	1,000	144,620
WIRELESS TELECOMMUNICATIONS (1.94%)
KVH Industries, Inc.(a)	30,000	315,600
TOTAL UNITED STATES		8,603,651
TOTAL COMMON STOCKS (COST $8,042,584)		15,929,558
	Shares	Fair Value
MONEY MARKET FUNDS (0.21%)
Federated Hermes Government Obligations Fund, Institutional Class, 4.65%(b)	34,302	$34,302
TOTAL MONEY MARKET FUNDS
(COST $34,302)		34,302
TOTAL INVESTMENTS — (98.38%)
(COST $8,076,886)		15,963,860
OTHER ASSETS IN EXCESS OF LIABILITIES (1.62%)		263,025
NET ASSETS — 100.00%		$16,226,885

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2023

ADR — American Depositary Receipt

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2023

SCHEDULE OF INVESTMENTS – April 30, 2023 (Unaudited)
Commonwealth Real Estate Securities Fund

	Shares	Fair Value
COMMON STOCKS (95.91%)
AGRICULTURAL PRODUCERS (1.02%)
BrasilAgro - Company Brasileira de Propriedades Agricolas - ADR	27,432	$130,851
BANKS (1.66%)
Harleysville Financial Corp.	8,675	213,340
BUILDING CONSTRUCTION (1.68%)
Kajima Corp. - ADR	11,900	156,872
Lendlease Group - ADR	11,900	60,214
		217,086
BUILDING MATERIALS (13.03%)
James Hardie Industries PLC - ADR	25,000	556,500
Tecnoglass, Inc.	25,634	1,124,051
		1,680,551
CEMENT & AGGREGATES (4.19%)
Cemex S.A.B. de C.V. - ADR(a)	30,000	180,000
CRH PLC - ADR	2,500	121,250
Summit Materials, Inc., Class A(a)	8,680	237,919
		539,169
COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS (3.72%)
Lennox International, Inc.	1,700	479,247
DATA CENTER REITS (3.71%)
Digital Realty Trust, Inc.	3,368	333,937
Equinix, Inc.	200	144,816
		478,753
HEALTH CARE REITS (1.45%)
Physicians Realty Trust	13,000	187,460
HOME PRODUCTS STORES (4.19%)
Lowe’s Cos., Inc.	2,600	540,358
HOMEBUILDING (10.03%)
D.R. Horton, Inc.	5,000	549,100
Lennar Corp., Class A	4,000	451,240
NVR, Inc.(a)	50	292,000
		1,292,340
HOTELS RESORTS & CRUISE LINES (3.28%)
InterContinental Hotels Group PLC - ADR	6,103	422,816
INDUSTRIAL MACHINERY (1.88%)
Techtronic Industries Company Ltd. - ADR	4,500	242,910
INDUSTRIAL REITS (5.19%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,600	215,688
	Shares	Fair Value
COMMON STOCKS (95.91%) – Continued
INDUSTRIAL REITS (5.19%) – Continued
Prologis, Inc.	2,000	$250,500
STAG Industrial, Inc.	6,000	203,220
		669,408
INFRASTRUCTURE REITS (9.92%)
American Tower Corp., Class A	2,500	510,976
Crown Castle International Corp.	2,000	246,180
SBA Communications Corp., Class A	2,000	521,780
		1,278,936
MORTGAGE FINANCE (2.98%)
Ladder Capital Corp.	27,804	259,967
Redwood Trust, Inc.	20,000	125,600
		385,567
MORTGAGE REITS (0.67%)
Ares Commercial Real Estate Corp.	10,000	86,100
MULTI ASSET CLASS REITS (2.57%)
WP Carey, Inc.	4,470	331,674
OFFICE REITS (2.75%)
Alexandria Real Estate Equities, Inc.	2,850	353,913
RESIDENTIAL OWNERS & DEVELOPERS (1.05%)
Cyrela Brazil Realty SA - ADR	44,000	135,960
RESIDENTIAL REITS (3.85%)
AvalonBay Communities, Inc.	1,000	180,370
Mid-America Apartment Communities, Inc.	2,050	315,290
		495,660
RETAIL REITS (2.80%)
Kite Realty Group Trust	9,000	186,480
National Retail Properties, Inc.	4,000	174,000
		360,480
SELF-STORAGE REITS (4.49%)
Extra Space Storage, Inc.	2,500	380,100
Global Self Storage, Inc.	39,000	198,900
		579,000
SPECIALIZED REITS (5.79%)
Charter Hall Education Trust	96,286	192,406
Gladstone Land Corp.	9,700	156,267
Iron Mountain, Inc.	7,200	397,728
		746,401

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2023

SCHEDULE OF INVESTMENTS – April 30, 2023 (Unaudited)
Commonwealth Real Estate Securities Fund

	Shares	Fair Value
COMMON STOCKS (95.91%) – Continued
TRANSPORT OPERATIONS & SERVICES (4.01%)
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	1,800	$515,375
TOTAL COMMON STOCKS (COST $6,808,530)		12,363,355

	Principal
	Amount
CORPORATE BONDS (2.28%)
Fannie Mae, 2.50%, 2/5/2024	$300,000	294,400
Total Corporate Bonds (Cost $295,400)		294,400
	Shares	Fair Value
MONEY MARKET FUNDS (3.09%)
Federated Hermes Government Obligations Fund, Institutional Class, 4.65%(b)	397,657	$397,657
TOTAL MONEY MARKET FUNDS
(COST $397,657)		397,657
TOTAL INVESTMENTS — (101.28%)
(COST $7,501,587)		13,055,412
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.28%)		(165,565)
NET ASSETS — 100.00%		$12,889,847

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2023

ADR — American Depositary Receipt

REIT— Real Estate Investment Trust

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2023

STATEMENTS OF ASSETS AND LIABILITIES – April 30, 2023 (Unaudited)

	Commonwealth				Commonwealth
	Australia/New		Commonwealth	Commonwealth	Real Estate
	Zealand Fund	Africa Fund	Japan Fund	Global Fund	Securities Fund
ASSETS
Investments in securities at fair value (cost $7,886,260, $3,341,262, $3,862,834, $8,076,886 and $7,501,587)	$13,269,154	$3,057,403	$5,484,601	$15,963,860	$13,055,412
Cash	—	—	—	2,100	2,309
Foreign currencies, at value (cost $358,238, $107,993, $18,464, $– and $–)	354,424	106,982	17,784	—	—
Receivable for fund shares sold	—	25	54	100	—
Receivable for investments sold	136,786	—	—	552,071	—
Receivable from Advisor	—	4,534	3,617	—	—
Dividends and interest receivable	53	1,345	40,933	24,505	22,288
Tax reclaims receivable	—	3,307	1,090	26,230	—
Prepaid expenses	15,975	11,242	9,260	15,819	17,698
Total Assets	13,776,392	3,184,838	5,557,339	16,584,685	13,097,707
LIABILITIES
Payable for fund shares redeemed	15,876	293	—	—	—
Payable for investments purchased	84,303	58,148	—	317,024	172,715
Payable to Advisor	8,452	—	—	10,021	7,821
Distribution (12b-1) fees accrued	3,443	740	1,972	517	2,695
Payable to Administrator	6,597	2,174	2,994	7,843	6,378
Payable to trustees	5,485	1,201	2,006	6,381	5,089
Other accrued expenses	17,515	7,110	9,627	16,014	13,162
Total Liabilities	141,671	69,666	16,599	357,800	207,860
NET ASSETS	$13,634,721	$3,115,172	$5,540,740	$16,226,885	$12,889,847
NET ASSETS CONSIST OF:
Paid-in capital	8,338,471	4,015,960	4,062,386	8,209,583	7,392,009
Accumulated earnings (deficit)	5,296,250	(900,788)	1,478,354	8,017,302	5,497,838
NET ASSETS	$13,634,721	$3,115,172	$5,540,740	$16,226,885	$12,889,847
Shares outstanding (unlimited number of shares authorized)	1,133,510	416,583	1,579,183	874,318	668,598
Net asset value, offering and redemption price per share(a)	$12.03	$7.48	$3.51	$18.56	$19.28

(a)	Subject to certain exceptions, a 2% redemption fee is imposed upon shares redeemed within 14 calendar days of their purchase. See Note 3 in the Notes to Financial Statements. Par value $0.01, unlimited shares authorized.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2023

STATEMENTS OF OPERATIONS – For the six months ended April 30, 2023 (Unaudited)

	Commonwealth				Commonwealth
	Australia/New		Commonwealth	Commonwealth	Real Estate
	Zealand Fund	Africa Fund	Japan Fund	Global Fund	Securities Fund
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $47,330, $11,576, $8,919, $13,552 and $87)	$203,168	$63,379	$53,817	$160,941	$196,061
Interest income	—	1,734	—	—	110
Total investment income	203,168	65,113	53,817	160,941	196,171
EXPENSES
Investment Advisor	51,552	11,793	19,543	58,759	46,593
Administration	35,111	7,830	12,968	40,164	31,869
Distribution (12b-1)	17,184	3,931	6,514	19,587	15,531
Legal	12,274	2,742	4,525	14,019	11,120
Trustee	11,125	2,474	4,128	12,787	10,149
Audit and tax preparation	10,647	2,674	4,118	11,565	9,329
Registration	10,626	6,928	8,777	7,859	9,373
Insurance	7,685	1,638	2,780	8,304	6,755
Transfer agent	6,942	6,943	6,942	6,943	6,943
Custodian	4,646	1,380	1,968	1,939	1,506
Chief Compliance Officer	4,083	913	1,506	4,670	3,704
Pricing	3,410	3,332	4,058	541	560
Printing	3,172	1,331	1,759	3,029	2,576
Miscellaneous	10,086	10,310	9,893	9,797	9,715
Total expenses	188,543	64,219	89,479	199,963	165,723
Fees contractually waived and expenses reimbursed by Advisor	—	(36,691)	(43,836)	—	—
Net operating expenses	188,543	27,528	45,643	199,963	165,723
Net investment income (loss)	14,625	37,585	8,174	(39,022)	30,448
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment securities transactions	(103,427)	20,500	36,202	228,431	73,837
Foreign currency transactions	47,163	617	4,590	2	75
Total net realized gain (loss)	(56,264)	21,117	40,792	228,433	73,912
Net change in unrealized appreciation (depreciation) on:
Investment securities	917,167	112,035	695,501	1,442,025	1,025,702
Foreign currency translations	(18,327)	(799)	(561)	—	—
Total net change in unrealized appreciation (depreciation)	898,840	111,236	694,940	1,442,025	1,025,702
Net realized and change in unrealized gain on investments	842,576	132,353	735,732	1,670,458	1,099,614
Net increase in net assets resulting from operations	$857,201	$169,938	$743,906	$1,631,436	$1,130,062

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2023

STATEMENTS OF CHANGES IN NET ASSETS

	Commonwealth
	Australia/New Zealand Fund		Africa Fund
	For the		For the
	Six Months		Six Months
	Ended	For the Year	Ended	For the Year
	April 30, 2023	Ended	April 30, 2023	Ended
	(Unaudited)	October 31, 2022	(Unaudited)	October 31, 2022
INCREASE (DECREASE) IN NET ASSETS DUE TO:
OPERATIONS:
Net investment income (loss)	$14,625	$(15,480)	$37,585	$72,770
Net realized gain (loss) from investment securities and foreign currency transactions	(56,264)	10,753	21,117	(115,836)
Net change in unrealized appreciation (depreciation) from investment securities, foreign currency translations and purchased options contracts	898,840	(5,675,771)	111,236	(462,577)
Change in net assets resulting from operations	857,201	(5,680,498)	169,938	(505,643)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Earnings	(76,798)	(1,185,183)	(30,003)	(56,372)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	278,280	954,305	286,880	765,272
Reinvestment of distributions	75,262	1,163,054	29,112	56,232
Amount paid for shares redeemed	(475,610)	(2,392,940)	(197,765)	(356,896)
Redemption fees	—	—	—	3
Change in net assets resulting from capital transactions	(122,068)	(275,581)	118,227	464,611
Net Increase (Decrease) in Net Assets	658,335	(7,141,262)	258,162	(97,404)
NET ASSETS:
Beginning of period	12,976,386	20,117,648	2,857,010	2,954,414
End of period	$13,634,721	$12,976,386	$3,115,172	$2,857,010
SHARE TRANSACTIONS:
Shares sold	22,945	67,401	36,773	85,278
Shares issued in reinvestment of distributions	6,195	78,691	3,902	6,833
Shares redeemed	(39,515)	(173,605)	(25,527)	(42,594)
Change in shares outstanding	(10,375)	(27,513)	15,148	49,517

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2023

STATEMENTS OF CHANGES IN NET ASSETS

Commonwealth		Commonwealth		Commonwealth
Japan Fund		Global Fund		Real Estate Securities Fund
For the		For the		For the
Six Months		Six Months		Six Months
Ended	For the Year	Ended	For the Year	Ended	For the Year
April 30, 2023	Ended	April 30, 2023	Ended	April 30, 2023	Ended
(Unaudited)	October 31, 2022	(Unaudited)	October 31, 2022	(Unaudited)	October 31, 2022

$8,174	$(4,513)	$(39,022)	$(75,481)	$30,448	$(61,703)
40,792	(85,729)	228,433	222,837	73,912	70,284
694,940	(1,803,783)	1,442,025	(3,974,886)	1,025,702	(3,438,719)
743,906	(1,894,025)	1,631,436	(3,827,530)	1,130,062	(3,430,138)

—	(274,869)	(128,817)	—	(70,458)	(107,704)

553,209	991,421	167,966	222,457	228,490	5,093,542
—	274,316	128,651	—	70,354	107,565
(401,961)	(1,183,425)	(397,049)	(1,212,634)	(88,473)	(5,096,755)
—	—	—	—	—	598
151,248	82,312	(100,432)	(990,177)	210,371	104,950
895,154	(2,086,582)	1,402,187	(4,817,707)	1,269,975	(3,432,892)

4,645,586	6,732,168	14,824,698	19,642,405	11,619,872	15,052,764
$5,540,740	$4,645,586	$16,226,885	$14,824,698	$12,889,847	$11,619,872

164,505	258,745	9,630	11,502	12,338	216,665
—	66,260	7,432	—	3,838	4,709
(119,454)	(318,457)	(22,125)	(62,179)	(4,727)	(231,056)
45,051	6,548	(5,063)	(50,677)	11,449	(9,682)

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2023

FINANCIAL HIGHLIGHTS
Commonwealth Australia/New Zealand Fund

Selected data for a share outstanding during each of the periods indicated:

	For the		For the Year	For the Year	For the Year		For the Year	For the Year
	Six Months		Ended	Ended	Ended		Ended	Ended
	Ended		October 31,	October 31,	October 31,		October 31,	October 31,
	April 30, 2023		2022	2021	2020(a)		2019	2018
	(Unaudited)
Net asset value, beginning of period	$11.34		$17.17	$12.92	$13.33		$12.85	$13.13
Change in net assets from operations:
Net investment income (loss)	0.01		(0.01)	(0.05)	0.01		0.10	0.12
Net realized and unrealized gain (loss) from investments	0.75		(4.79)	4.32	0.41		0.68	(0.32)
Total from investment activities	0.76		(4.80)	4.27	0.42		0.78	(0.20)
Distributions:
Net investment income	—		(0.02)	(0.02)	(0.07)		(0.08)	(0.08)
Net realized gains	(0.07)		(1.01)	—	(0.76)		(0.22)	—
Total distributions	(0.07)		(1.03)	(0.02)	(0.83)		(0.30)	(0.08)
Redemption fees	—		—	— (b)	—		—	— (b)
Net asset value, end of period	$12.03		$11.34	$17.17	$12.92		$13.33	$12.85
Total Return	6.67	% (c)	(29.37)%	33.04%	3.05%		6.45%	(1.55)%
Net assets, at end of period (000 omitted)	$13,635		$12,976	$20,118	$15,212		$16,266	$18,167
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.74	% (d)	2.60%	2.41%	2.60	% (e)	2.69%	2.41%
Ratio of gross expenses before waivers and/or reimbursements	2.74	% (d)	2.60%	2.41%	2.70%		2.69%	2.41%
Ratio of net investment income (loss) to average net assets	0.21	% (d)	(0.10)%	(0.35)%	0.03%		0.75%	0.82%
Portfolio turnover rate	6	% (c)	8%	20%	4%		6%	14%

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Rounds to less than $0.005 per share.

(c)	Not annualized.

(d)	Annualized.

(e)	The ratio of net expenses include $13,438 in voluntary advisory waivers representing (0.10)%. For the period from May 12, 2020 to October 31, 2020, the Advisor voluntarily agreed to waive 0.20% of the Management Fee for the Fund. This voluntary waiver is not subject to recoupment.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2023

FINANCIAL HIGHLIGHTS
Africa Fund

Selected data for a share outstanding during each of the periods indicated:

	For the		For the Year	For the Year	For the Year	For the Year	For the Year
	Six Months		Ended	Ended	Ended	Ended	Ended
	Ended		October 31,	October 31,	October 31,	October 31,	October 31,
	April 30, 2023		2022	2021	2020	2019	2018
	(Unaudited)
Net asset value, beginning of period	$7.12		$8.40	$6.04	$7.88	$7.95	$9.00
Change in net assets from operations:
Net investment income	0.09		0.20	0.13	0.04	0.26	0.04
Net realized and unrealized gain (loss) from investments	0.34		(1.32)	2.41	(1.66)	(0.29)	(1.05)
Total from investment activities	0.43		(1.12)	2.54	(1.62)	(0.03)	(1.01)
Distributions:
Net investment income	(0.07)		(0.16)	(0.18)	(0.22)	(0.04)	(0.04)
Total distributions	(0.07)		(0.16)	(0.18)	(0.22)	(0.04)	(0.04)
Redemption fees	—		— (a)	— (a)	— (a)	—	— (a)
Net asset value, end of period	$7.48		$7.12	$8.40	$6.04	$7.88	$7.95
Total Return	6.09	% (b)	(13.59)%	42.38%	(21.30)%	(0.36)%	(11.30)%
Net assets, at end of period (000 omitted)	$3,115		$2,857	$2,954	$2,028	$2,632	$2,771
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	1.75	% (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of gross expenses before waivers and/or reimbursements	4.08	% (c)	4.27%	4.32%	5.04%	4.35%	2.99%
Ratio of net investment income to average net assets	2.39	% (c)	2.27%	1.56%	0.69%	3.14%	0.47%
Portfolio turnover rate	7	% (b)	3%	11%	9%	5%	4%

(a)	Rounds to less than $0.005 per share.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2023

FINANCIAL HIGHLIGHTS
Commonwealth Japan Fund

Selected data for a share outstanding during each of the periods indicated:

	For the		For the Year	For the Year	For the Year	For the Year	For the Year
	Six Months		Ended	Ended	Ended	Ended	Ended
	Ended		October 31,	October 31,	October 31,	October 31,	October 31,
	April 30, 2023		2022	2021	2020	2019	2018
	(Unaudited)
Net asset value, beginning of period	$3.03		$4.41	$4.03	$4.12	$3.66	$3.82
Change in net assets from operations:
Net investment income (loss)	0.01		(0.01)	(0.02)	(0.01)	(0.01)	(0.01)
Net realized and unrealized gain (loss) from investments	0.47		(1.20)	0.40	(0.08)	0.47	(0.15)
Total from investment activities	0.48		(1.21)	0.38	(0.09)	0.46	(0.16)
Distributions:
Net investment income	—		(0.04)	—	—	—	—
Net realized gains	—		(0.13)	—	—	—	—
Total distributions	—		(0.17)	—	—	—	—
Redemption fees	—		—	—	—	— (a)	— (a)
Net asset value, end of period	$3.51		$3.03	$4.41	$4.03	$4.12	$3.66
Total Return	15.84	% (b)	(28.39)%	9.43%	(2.18)%	12.57%	(4.19)%
Net assets, at end of period (000 omitted)	$5,541		$4,646	$6,732	$6,333	$6,492	$5,780
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	1.75	% (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of gross expenses before waivers and/or reimbursements	3.43	% (c)	3.38%	3.01%	3.29%	3.24%	2.66%
Ratio of net investment income (loss) to average net assets	0.31	% (c)	(0.08)%	(0.51)%	(0.34)%	(0.25)%	(0.40)%
Portfolio turnover rate	16	% (b)	8%	15%	15%	10%	1%

(a)	Rounds to less than $0.005 per share.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2023

FINANCIAL HIGHLIGHTS
Commonwealth Global Fund

Selected data for a share outstanding during each of the periods indicated:

	For the		For the Year	For the Year	For the Year		For the Year	For the Year
	Six Months		Ended	Ended	Ended		Ended	Ended
	Ended		October 31,	October 31,	October 31,		October 31,	October 31,
	April 30, 2023		2022	2021	2020		2019	2018
	(Unaudited)
Net asset value, beginning of period	$16.86		$21.12	$16.20	$15.84		$14.75	$15.33
Change in net assets from operations:
Net investment loss	(0.04)		(0.09)	(0.11)	(0.08)		(0.02)	(0.07)
Net realized and unrealized gain (loss) from investments	1.89		(4.17)	5.03	0.44		1.13	(0.51)
Total from investment activities	1.85		(4.26)	4.92	0.36		1.11	(0.58)
Distributions:
Net realized gains	(0.15)		—	—	—		(0.02)	—
Total distributions	(0.15)		—	—	—		(0.02)	—
Redemption fees	—		—	—	—	(a)	—	—
Net asset value, end of period	$18.56		$16.86	$21.12	$16.20		$15.84	$14.75
Total Return	11.02	% (b)	(20.17)%	30.37%	2.27%		7.57%	(3.78)%
Net assets, at end of period (000 omitted)	$16,227		$14,825	$19,642	$15,597		$15,993	$15,160
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.55	% (c)	2.49%	2.33%	2.47	% (d)	2.52%	2.39%
Ratio of gross expenses before waivers and/or reimbursements	2.55	% (c)	2.49%	2.33%	2.56%		2.52%	2.39%
Ratio of net investment loss to average net assets	(0.50	)% (c)	(0.44)%	(0.54)%	(0.49)%		(0.15)%	(0.45)%
Portfolio turnover rate	11	% (b)	7%	6%	8%		8%	6%

(a)	Rounds to less than $0.005 per share.

(b)	Not annualized.

(c)	Annualized.

(d)	The ratio of net expenses include $14,458 in voluntary advisory waivers representing (0.09)%. For the period from May 12, 2020 to October 31, 2020, the Advisor voluntarily agreed to waive 0.20% of the Management Fee for the Fund. This voluntarily waiver is not subject to recoupment.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2023

FINANCIAL HIGHLIGHTS
Commonwealth Real Estate Securities Fund

Selected data for a share outstanding during each of the periods indicated:

	For the		For the Year	For the Year	For the Year		For the Year	For the Year
	Six Months		Ended	Ended	Ended		Ended	Ended
	Ended		October 31,	October 31,	October 31,		October 31,	October 31,
	April 30, 2023		2022	2021	2020		2019	2018
	(Unaudited)
Net asset value, beginning of period	$17.68		$22.57	$15.95	$18.16		$15.35	$16.68
Change in net assets from operations:
Net investment income (loss)	0.05		(0.10)	(0.14)	(0.04)		0.05	0.02
Net realized and unrealized gain (loss) from investments	1.66		(4.63)	6.76	(2.01)		2.87	(1.29)
Total from investment activities	1.71		(4.73)	6.62	(2.05)		2.92	(1.27)
Distributions:
Net investment income	—		—	—	(0.07)		(0.04)	—
Net realized gains	(0.11)		(0.16)	—	(0.09)		(0.07)	(0.06)
Total distributions	(0.11)		(0.16)	—	(0.16)		(0.11)	(0.06)
Redemption fees	—		— (a)	—	—	(a)	—	—
Net asset value, end of period	$19.28		$17.68	$22.57	$15.95		$18.16	$15.35
Total Return	9.69	% (b)	(21.11)%	41.50%	(11.42)%		19.17%	(7.66)%
Net assets, at end of period (000 omitted)	$12,890		$11,620	$15,053	$10,790		$12,514	$10,696
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.67	% (c)	2.58%	2.44%	2.63	% (d)	2.61%	2.48%
Ratio of gross expenses before waivers and/or reimbursements	2.67	% (c)	2.58%	2.44%	2.72%		2.61%	2.48%
Ratio of net investment income (loss) to average net assets	0.49	% (c)	(0.45)%	(0.66)%	(0.22)%		0.28%	0.12%
Portfolio turnover rate	4	% (b)	34%	9%	11%		11%	20%

(a)	Rounds to less than $0.005 per share.

(b)	Not annualized.

(c)	Annualized.

(d)	The ratio of net expenses include $10,164 in voluntary waivers representing (0.09)%. For the period from May 12, 2020 to October 31, 2020, the Advisor voluntarily agreed to waive 0.20% of the Management Fee for the Fund. This voluntarily waiver is not subject to recoupment.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2023

NOTES TO FINANCIAL STATEMENTS – April 30, 2023 (Unaudited)

Note 1 − Organization

Commonwealth International Series Trust (the “Trust”) was organized as a Massachusetts business trust on May 2, 1986, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently consists of five diversified series: the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Africa Fund, the Commonwealth Japan Fund (the “Japan Fund”), the Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Securities Fund”) (each a “Fund” and collectively the “Funds”).

Note 2 − Investment Objectives

Each Fund’s investment objective is to provide long-term capital appreciation and current income. Under normal market conditions, each Fund (other than the Global Fund) invests at least 80% of its assets in the country or asset class specified in its name (i.e., Australia/New Zealand, Africa, Japan or Real Estate).

Note 3 − Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A) Valuation of Securities − Each Fund’s assets and liabilities are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last mean quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Investments in open-end investment companies are valued at net asset value. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by FCA Corp (the “Advisor”) as “valuation designee” under the oversight of the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met (trigger). The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. For the Australia/New Zealand Fund and Japan Fund, the trigger is based on a comparison between the S&P 500® Futures Index at the time of Tokyo market close to the S&P 500® Futures Index at the time of the New York market close. For the Africa Fund, the trigger is based on a comparison between the S&P 500® Futures Index at the time of London market close to the S&P 500® Futures Index at the time of the New York market close.

SEMI-ANNUAL REPORT 2023

NOTES TO FINANCIAL STATEMENTS – April 30, 2023 (Unaudited) – (Continued)

B) Fair Value Measurements − The Funds’ investments have been categorized by tiers dependent upon the various “inputs” used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 − unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3 − significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks and exchange-traded funds - Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Investments in other open-end registered investment companies, including money market funds, are valued at net asset value. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy.

Corporate and Sovereign Bonds - The fair value of corporate bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Domestically held corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written/Purchased Options - Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy. If there is no reported close price on the valuation date, long positions are valued at the most recent bid price and short positions are valued at the most recent ask price. In this instance, the securities would generally be categorized as Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMI-ANNUAL REPORT 2023

NOTES TO FINANCIAL STATEMENTS – April 30, 2023 (Unaudited) – (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2023:

	Australia/New Zealand Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$13,241,075	$—	$—	$13,241,075
Money Market Funds	28,079	—	—	28,079
Total	$13,269,154	$—	$—	$13,269,154

	Africa Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$2,821,397	$—	$—	$2,821,397
Exchange-Traded Funds	116,883	—	—	116,883
Sovereign Bonds	—	83,979	—	83,979
Money Market Funds	35,144	—	—	35,144
Total	$2,973,424	$83,979	$—	$3,057,403

	Japan Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$5,317,391	$—	$—	$5,317,391
Money Market Funds	167,210	—	—	167,210
Total	$5,484,601	$—	$—	$5,484,601

	Global Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$15,582,358	$347,200	$—	$15,929,558
Money Market Funds	34,302	—	—	34,302
Total	$15,616,660	$347,200	$—	$15,963,860

	Real Estate Securities Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$12,206,483	$156,872	$—	$12,363,355
Corporate Bond	—	294,400	—	294,400
Money Market Funds	397,657	—	—	397,657
Total	$12,604,140	$451,272	$—	$13,055,412

(a)	For a detailed breakout by industry or country, please refer to the Schedules of Investments.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

SEMI-ANNUAL REPORT 2023

NOTES TO FINANCIAL STATEMENTS – April 30, 2023 (Unaudited) – (Continued)

C) Currency Translation − For purposes of determining each Fund’s net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate on each U.S. business day. The cost of securities is determined by using an exchange rate provided by an independent third party. Income is translated at approximate rates prevailing when accrued. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

D) Allocations of Expenses − Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund, or the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

E) Accounting for Investments − Security transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on security transactions are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date or as soon as known if after the ex-dividend date. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs, which may include return of capital, during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on bonds purchased are amortized over the life of the bonds (which may include maturity or call date). Interest income and estimated expenses are accrued daily. Non-cash income, if any, is recorded at the fair market value of the securities received.

F) Federal Income Taxes − It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required.

Dividends or interest on foreign securities may be subject to the withholding of the country of domicile’s income tax by tax treaty provisions or otherwise. Generally, there are no foreign taxes applicable to the Funds’ capital gains realized on foreign securities in their country of domicile.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

SEMI-ANNUAL REPORT 2023

NOTES TO FINANCIAL STATEMENTS – April 30, 2023 (Unaudited) – (Continued)

G) Distributions to Shareholders − The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryforwards) annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions and deferrals of certain losses.

H) Redemption Fees − Redemption fees are applicable to certain redemptions of shares within fourteen calendar days of purchase. The redemption fee is imposed to discourage abusive trading activity, which can have disruptive effects on the Funds’ portfolio management and can increase the Funds’ expenses. The redemption fees are intended to offset, at least partially, portfolio transaction and administrative costs associated with short-term trading. The shareholder will be charged a fee equal to 2.00% of the amount redeemed and will be charged when shares are sold, exchanged or involuntarily redeemed. In determining the applicability of the redemption fee, shares held for the longest period of time will be treated as being sold first and shares held for the shortest period of time as being sold last. For the six months ended April 30, 2023, the Funds had no redemption fees.

I) Option Accounting Principles − A Fund may purchase or write put or call options on futures contracts, individual securities, currencies or stock indices to hedge against fluctuations in securities prices and currency exchange rates and to adjust its risk exposure relative to the benchmark. The Fund may use these derivatives for any purpose consistent with its investment objective, such as hedging, obtaining market exposure, and generating premium income.

When a Fund writes an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuation discussed previously. When an offsetting option is purchased (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the liability related to such option contract is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received.

When a Fund purchases an option, the premium paid is recorded as an asset. Each day, the option contract is valued in accordance with the procedures for security valuation discussed previously. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

J) Forward Currency Contracts − Forward currency transactions may be undertaken to hedge against possible variations in the foreign exchange rates between the U.S. dollar and foreign currencies. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably. Other risks of forward currency transactions include failing to achieve expected benefit, markets moving in a direction that the Funds did not expect, a Fund’s ability to close out its position in the hedging instrument, and political and social unrest and the possibility of negative governmental actions. During and as of the six months ended April 30, 2023, the Funds held no foreign currency contracts.

SEMI-ANNUAL REPORT 2023

NOTES TO FINANCIAL STATEMENTS – April 30, 2023 (Unaudited) – (Continued)

K) Use of Estimates − The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and these differences could be material.

Note 4 − Related Party Transactions and Other Arrangements

A) Investment Advisor − The Trust, on behalf of each Fund, has retained FCA Corp as the Funds’ investment advisor. Under each Fund’s Investment Advisory Agreement, the Advisor is paid a fee (the “Management Fee”), calculated daily and payable monthly, equal to an annual rate of 0.75% of the average net assets of each Fund.

The Advisor entered into an expense limitation agreement through February 28, 2024, under which it has agreed to limit the total expenses of the Africa Fund and the Japan Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% and 1.50% of the average daily net assets of the Africa Fund and the Japan Fund, respectively. The Advisor may not terminate this arrangement prior to February 28, 2024, unless the investment advisory agreement is terminated. The Africa Fund and the Japan Fund each have agreed to repay the Advisor for amounts waived by the Advisor pursuant to the fee waiver agreement to the extent that such repayment occurs within three fiscal years of the date of any such waiver and such repayment does not cause the Africa Fund or the Japan Fund to exceed the expense limitation in place at the time the fee was waived. As of April 30, 2023, the Advisor may seek repayment of investment advisory fee waivers and expense reimbursements in the amounts as follows:

Recoverable Through	Africa Fund	Japan Fund
October 31, 2023	$31,409	$41,426
October 31, 2024	72,998	88,264
October 31, 2025	80,809	91,747
April 30, 2026	36,691	43,836

Certain officers of the Trust are also officers of the Advisor.

B) Administration, Fund Accounting and Transfer Agent – Ultimus Fund Solutions, LLC (the “Administrator”) serves as the administrator, transfer agent and fund accountant to the Funds. For these services, the Administrator receives fees computed at an annual rate of the daily net assets of the Funds, subject to a minimum annual contractual fee. Certain officers of the Trust are also employees of the Administrator, but are paid no fees directly by the Funds for serving as an officer of the Trust.

C) Distribution – Ultimus Fund Distributors, LLC (the “Distributor”), an affiliate of the Administrator, serves as the principal underwriter for the shares of each Fund of the Trust and receives an annual contractual fee.

Each Fund has adopted a Service and Distribution Plan (each a “Plan”) pursuant to Rule 12b-1 under the Act, whereby up to 0.35% of the Funds’ assets may be used to reimburse the Distributor for costs and expenses incurred in connection with the distribution and marketing of shares of the Funds and the servicing of the Funds’ shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses, marketing literature, and costs of personnel involved with the promotion and distribution of the Funds’ shares. These amounts are disclosed on the Statements of Operations under Distribution (12b-1) fees. While the plans permit each Fund to pay up to 0.35% of its average daily net assets to reimburse for

SEMI-ANNUAL REPORT 2023

NOTES TO FINANCIAL STATEMENTS – April 30, 2023 (Unaudited) – (Continued)

certain expenses in connection with the distribution of its shares, the Board has currently authorized each Fund to pay out only 0.25% under its Plan. If the Board’s intention changes on this matter, the Funds will amend or supplement their prospectus. Out of the foregoing amount, each Fund is permitted to pay up to an aggregate of 0.25% of its average daily net assets to reimburse for certain shareholder services.

D) Legal Counsel − Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the managing partner of Practus, LLP, but he receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.

Note 5 − Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities) by the Funds for the six months ended April 30, 2023, were as follows:

	Purchases	Sales
Australia/New Zealand Fund	$645,198	$406,842
Africa Fund	271,082	107,201
Japan Fund	416,209	407,970
Global Fund	835,154	936,531
Real Estate Securities Fund	623,567	245,103

There were no purchases or sales of long-term U.S. government obligations during the six months ended April 30, 2023.

Note 6 − Financial Instruments with Off-Balance Sheet Risk

In the ordinary course of trading activities, certain of the Funds may trade and hold certain derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

These financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statements of Assets and Liabilities. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. A call option gives the holder the right to buy the underlying stock from the writer at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are written may not be traded and are held in escrow by the custodian. In the ordinary course of trading activities, certain of the Funds trade and hold certain fair-valued derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts

SEMI-ANNUAL REPORT 2023

NOTES TO FINANCIAL STATEMENTS – April 30, 2023 (Unaudited) – (Continued)

is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying security price rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

Note 7 – Tax Matters

At April 30, 2023, the gross unrealized appreciation (depreciation) on investments, foreign currency translations and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/New				Real Estate
	Zealand Fund	Africa Fund	Japan Fund	Global Fund	Securities Fund
Gross unrealized appreciation	$6,037,096	$480,819	$1,754,245	$7,923,652	$5,818,218
Gross unrealized depreciation	(657,296)	(766,820)	(196,064)	(36,678)	(270,730)
Net unrealized appreciation (depreciation) on investments	$5,379,800	$(286,001)	$1,558,181	$7,886,974	$5,547,488
Tax cost of investments	$7,889,354	$3,343,404	$3,926,420	$8,076,886	$7,507,924

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, foreign currency translations and passive foreign investment companies (“PFICs”).

As of October 31, 2022, the Funds’ most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Australia/New				Real Estate
	Zealand Fund	Africa Fund	Japan Fund	Global Fund	Securities Fund
Undistributed ordinary income	$—	$22,338	$—	$—	$—
Undistributed long-term capital gains	76,761	—	—	128,807	70,448
Tax accumulated earnings	76,761	22,338	—	128,807	70,448
Accumulated capital and other losses	(37,283)	(664,311)	(126,892)	(59,073)	(154,000)
Unrealized appreciation (depreciation) on investments	4,462,633	(398,036)	862,680	6,444,949	4,521,786
Unrealized appreciation (depreciation) on foreign currency translations	13,736	(714)	(1,340)	—	—
Total accumulated earnings (deficit)	$4,515,847	$(1,040,723)	$734,448	$6,514,683	$4,438,234

The tax character of distributions paid during the tax year ended October 31, 2022 were as follows:

	Australia/New
	Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2022	October 31, 2022	October 31, 2022	October 31, 2022	October 31, 2022
Distributions paid from:
Ordinary income	$22,002	$56,372	$66,305	$—	$—
Net long-term capital gains	1,163,181	—	208,564	—	107,704
Total distributions paid	$1,185,183	$56,372	$274,869	$—	$107,704

SEMI-ANNUAL REPORT 2023

NOTES TO FINANCIAL STATEMENTS – April 30, 2023 (Unaudited) – (Continued)

As of October 31, 2022, the following Funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Africa Fund		Japan Fund
	Short-Term	Long-Term	Short-Term	Long-Term
For losses expiring October 31, Non-Expiring	$15,644	$648,667	$8,345	$65,727

Capital loss carryforwards are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

As of October 31, 2022, the Australia/New Zealand Fund, Japan fund, Global Fund and Real Estate Fund had $37,283, $52,820, $50,433 and $154,000, respectively, of qualified late-year ordinary losses, which were deferred until fiscal year 2022 for tax purposes. Net late-year losses incurred after December 31 and within the taxable year are deemed to arise on the first day of the Funds’ next taxable year.

Note 8 − Revolving Credit Agreement

The Trust has in place an Amended and Restated Revolving Credit Agreement (the “Agreement”) with its custodian, Fifth Third Bank N.A. (the “Bank”). Pursuant to the terms of the Agreement, the Bank makes available to the Trust, a line of credit facility under which the Bank may make loans to the Trust, on behalf of the Funds, from time to time. The Agreement provides a line of credit in an amount of up to $1,000,000 (the “Committed Amount”) for the Trust with respect to all of the Funds. The Agreement further limits the amount that any Fund may borrow subject to the requirements specified by the 1940 Act, which generally permits a fund to borrow and pledge its shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by a fund from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of a fund, the fund will reduce its borrowings within three days to the extent necessary to comply with the 300% asset coverage requirement. The 1940 Act also permits a fund to borrow for temporary purposes only in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. The terms of the agreement include a non-refundable commitment fee annually in an amount equal to $2,000. Any principal balance outstanding bears interest at the prime rate in effect at the time plus 0% and any amounts not drawn will be assessed unused fees at the rate of 0.275%.

The Funds did not utilize the line of credit for the six months ended April 30, 2023.

Note 9 − Contractual Obligations

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. Currently however, the Funds expect the risk of loss to be remote.

SEMI-ANNUAL REPORT 2023

NOTES TO FINANCIAL STATEMENTS – April 30, 2023 (Unaudited) – (Continued)

Note 10 − Concentration of Market Risk

The Australia/New Zealand Fund has a majority of its investments in securities issued by Australian and New Zealand issuers, the Africa Fund invests primarily in securities issued by African issuers and the Japan Fund invests primarily in securities of Japanese issuers. Investing in companies from specific geographic regions, such as Australia, New Zealand, Africa or Japan, may pose additional risks inherent to a region’s economic and political situation. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, many of the investments in Australia, New Zealand, Africa or Japan are denominated in foreign currencies. As a result, changes in the values of these currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds’ investments. These events may happen separately from, and in response to, events that do not otherwise affect the values of the securities in the issuers’ home countries.

As of April 30, 2023, the Australia/New Zealand Fund held approximately 14% of its net assets in South Port New Zealand Ltd. Due to the large position, an increase or decrease in the value of this security may have a greater impact on the Australia/New Zealand Fund’s net asset value and total return than if the Australia/New Zealand Fund did not focus as much in this particular security.

The Africa Fund may be exposed to additional risks by focusing its investments on issuers in African countries to which other funds invested in securities of issuers in a broader region may not be exposed. The Africa Fund is highly dependent on the state of economics of countries throughout Africa and, Sub-Saharan countries. Changes in economics, tax policies, inflation rates, governmental instability, war or other political or economic factors may affect (positively or negatively) the Fund’s investments.

A large portion of investments held by the Real Estate Securities Fund are considered investments in the real estate sector of the market, which may include REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income and maintaining their exemption from registration under the 1940 Act. Investing in a single market sector may be riskier than investing in a variety of market sectors.

Note 11 − Subsequent Events

Management of the Funds has evaluated the need for disclosures resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

SEMI-ANNUAL REPORT 2023

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2023 (Unaudited)

FCA Corp (“FCA” or “Advisor”) supervises the investments of the following series portfolios (each may be referred to herein as a “Fund” or collectively as the “Funds”) of the Commonwealth International Series Trust (the “Trust”): the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Africa Fund, (the “Africa Fund”) the Commonwealth Japan Fund (the “Japan Fund”), the Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Fund”) pursuant to the Investment Advisory Agreements (each an “Agreement” and collectively, the “Agreements”) between the Advisor and the Trust with respect to each Fund. At the quarterly meeting of the Board of Trustees (the “Board”) of the Trust that was held on March 23, 2023, the Trustees, including a majority of the trustees who are not parties to the Agreements or interested persons of any party to any of the Agreements (the “Independent Trustees”), unanimously approved the renewal of the Agreements for another one-year term. It was noted that pursuant to relief granted by the U.S. Securities and Exchange Commission (the “SEC”) as a result of the COVID-19 pandemic, the Board was permitted to meet by videoconference to approve the renewal of the Agreements which normally require approval at a meeting of the Board held in-person, provided that such approvals were ratified at the Board’s next meeting held in-person.

Legal Counsel reviewed with the Board his memorandum and summarized to the Trustees, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of each Agreement. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of each Agreement, including the Gartenberg and Harris cases. Discussion included a review of the following material factors with respect to each of the Funds: (i) the nature, extent, and quality of the services provided by FCA; (ii) the investment performance of the Funds; (iii) the costs of the services to be provided and profits to be realized by FCA from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; and (v) FCA’s practices regarding possible conflicts of interest. Counsel noted that the continuation of the Agreements were discussed during meetings of the Governance, Nomination and Compensation Committee (“GNC Committee”) held as follows: at a meeting of the GNC Committee held on March 9, 2023; during a meeting of the GNC Committee held on March 23, 2023; and at various other times that the Independent Trustees met informally.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/ or presented in connection with the annual renewal process. The Board, acting directly or through its committees, requested and was provided with information and reports relevant to the annual renewal of each Agreement, including: (i) reports regarding the services and support provided to the Funds and their shareholders by FCA; (ii) quarterly assessments of the investment performance of the Funds by personnel of FCA; (iii) commentary on the reasons for each Fund’s performance; (iv) presentations by the Funds’ portfolio managers addressing FCA’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Funds and FCA; and (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of FCA. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about FCA, a description of personnel and the services provided to each Fund, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, insurance coverages and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Funds; (iii) the effect of size on the Funds’ expenses; (iv) FCA’s efforts to promote and market the Funds; and (v) benefits to be realized by FCA from its relationship with the Funds (collectively, the “15(c) Materials”). The Board also discussed the financial condition of FCA and its parent company, First

SEMI-ANNUAL REPORT 2023

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2023 (Unaudited) – (Continued)

Commonwealth Holdings, and the commitment of FCA and its principals to the Funds and to FCA. In their deliberations, the Board did not identify any particular factor that was most important in its consideration to approve the continuation of the Agreements and each Trustee may have afforded different weight to the various factors that are specifically required to be considered for purposes of disclosure in the Funds’ next set of financial statements.

Nature, Extent and Quality of the Services Provided by FCA

In considering the nature, extent, and quality of the services provided by FCA, the Trustees reviewed the responsibilities of FCA under each Agreement. The Trustees reviewed the services being provided by FCA to each Fund including, without limitation: (i) the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); (ii) its process for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for ensuring compliance with regulatory requirements; and (iii) its efforts to promote and market the Funds and grow each Fund’s assets. The Trustees noted FCA’s continuity of, and commitment to, retain qualified personnel and FCA’s commitment to maintain and enhance its resources and systems; and FCA’s continued cooperation with the Independent Trustees, the Chief Compliance Officer and Counsel for the Funds. The Trustees evaluated FCA’s personnel, including each person’s education and experience. The Trustees noted that several of the officers of the Trust, including the Principal Executive Officer and President for the Trust were employees of FCA, and they served the Trust without additional compensation. The Trustees noted the continued efforts of FCA in marketing the Funds. The Trustees considered the growth of the Funds during short- and long-term periods, both in terms of new sales and organically from positive performance. In this regard, the Trustees noted and considered future plans discussed by FCA to promote sales and growth in the Funds. After reviewing the foregoing information and further information in the 15(c) Materials (including FCA’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by FCA were satisfactory and adequate for the Funds.

Investment Performance of the Funds and FCA

In considering the investment performance of the Funds and FCA, the Trustees compared the short- and long-term performance of each Fund with the performance of funds with similar objectives managed by other investment advisors, as reported by Morningstar’s aggregated peer group data. The Trustees also considered the consistency of FCA’s management of the Funds with the investment objectives and policies. The Trustees considered that FCA did not have other accounts that were managed in a manner similar to any of the Funds. With respect to both the Australia/New Zealand Fund and the Africa Fund, the Trustees indicated their belief that the investment strategy of each Fund made it difficult to compare the investment performance of the Fund to other mutual funds. The Trustees noted that there were no other registered investment companies in the Morningstar peer group that had the same investment objective and strategies as the Australia/New Zealand Fund and the Africa Fund. Additionally, with regard to the Morningstar peer group comparative data presented, the Trustees discussed the peer group category assignments and the appropriateness of those comparisons. It was noted that Morningstar had categorized both the Australia/New Zealand Fund and the Africa Fund in the Miscellaneous Region peer group category (“Morningstar MR Category”). The Trustees considered that the Morningstar MR Category covers a wide range of funds that do not fit into one of Morningstar’s primary categories. The Trustees further noted that an alternate Morningstar peer group category of Diversified Emerging Markets (“Morningstar EM Category”) was presented for comparison of the Africa Fund, and the Trustees considered the appropriateness of this comparison. In their discussions of each Fund’s performance, the Trustees considered the Advisor’s implementation of each Fund’s investment strategy. The Trustees also discussed the comparison of each Fund’s performance to

SEMI-ANNUAL REPORT 2023

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2023 (Unaudited) – (Continued)

its respective benchmark index as a supplemental tool to measure the overall performance of the Funds. At the conclusion of the discussion, the Trustees agreed that the unique and specific foreign investment strategies of the Funds do not fit well into predefined Morningstar peer group categories with respect to the Australia/New Zealand Fund and the Africa Fund.

With respect to the Australia/New Zealand Fund, the Trustees considered the overall relative performance of the Fund on a short- and long-term basis in comparison to the Morningstar MR Category. They noted that the Australia/New Zealand Fund outperformed the Morningstar MR Category average and median for the one-year period ended December 31, 2022. They noted that the Australia/New Zealand Fund outperformed the average and underperformed the median of the Morningstar MR Category for the three-, five- and ten-year periods ended December 31, 2022. The Trustees observed that the Australia/New Zealand Fund underperformed the NZX 50 Index for the one-, three-, five- and ten-year periods ended January 31, 2023.

With respect to the Africa Fund, the Trustees reviewed the Africa Fund’s performance compared to the Morningstar MR Category on a short-and long-term basis. The Trustees noted that the fact that the Africa Fund outperformed the average and median of the Morningstar MR Category for the one-year period ended December 31, 2022. For the three- and five-year periods ended December 31, 2022, the Trustees noted that the Africa Fund outperformed the average, but underperformed the median, of the Morningstar MR Category. For the ten-year period ended December 31, 2022, the Trustees noted that the Africa Fund underperformed both the average and median of the Morningstar MR Category.

With respect to the Africa Fund, the Trustees reviewed the Africa Fund’s performance compared to the Morningstar EM Category on a short- and long-term basis. The Trustees noted that the Africa Fund is not included in the Morningstar Diversified Emerging Markets Category, and that this category is considered for alternative peer comparison purposes. The Trustees noted the fact that the Africa Fund outperformed the average and median of the Morningstar EM Category for the one-and three-year periods ended December 31, 2022, while the Africa Fund underperformed the average and median of the Morningstar EM Category for the five-and ten-year periods ended December 31, 2022. The Trustees observed that the Africa Fund outperformed the MSCI Emerging Markets Index for the one- and three-year periods ended January 31, 2023, but that it underperformed for the five-year and since inception periods. The Trustees further observed that the Africa Fund outperformed the Dow Jones Africa Titans 50 Index for the three-year period ended January 31, 2023, but underperformed for the one- and five-year and since inception periods.

With respect to the Japan Fund, the Trustees noted the overall relative performance the Fund on a short- and long-term basis in comparison to the Morningstar Japan Stock Category (“Morningstar JS Category”). The Trustees took note that the Japan Fund outperformed the average and median of the Morningstar JS Category for the one-year period ended December 31, 2022, and underperformed the average and median of the Morningstar JS Category for the three-, five- and ten-year periods ended December 31, 2022. The Trustees noted that the Japan Fund had underperformed its comparative index, Tokyo Stock Price Index, for the one-, three-, five- and ten-year periods ended January 31, 2023.

With respect to the Global Fund, the Trustees reviewed the Global Fund’s performance compared to its index and the Morningstar Global Large Stock Blend Category (“Morningstar GLS Category”) on a short- and long-term basis. Further, the Trustees found that the Global Fund underperformed the average and median of the Morningstar GLS Category for the one-, three-, five-, and ten-year periods for the period ended December 31, 2022. The Trustees observed that the Global Fund underperformed the MSCI World Index for the one-, three-, five- and ten-year periods ended January 31, 2023.

SEMI-ANNUAL REPORT 2023

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2023 (Unaudited) – (Continued)

With respect to the Real Estate Fund, the Trustees reviewed the Real Estate Fund’s performance compared to one index and the Morningstar Real Estate Funds Category (“Morningstar RE Category”) on a short- and long-term basis. The Trustees noted that the Real Estate Fund outperformed the average and median of the Morningstar RE Category for the one-year period ended December 31, 2022. They also noted that the Real Estate Fund underperformed the average and median of the Morningstar RE Category for the five- and ten-year periods ended December 31, 2022. With respect to the three-year period ended December 31, 2022, the Trustees noted that the Real Estate Fund outperformed the average and underperformed the median of the Morningstar RE Category. The Trustees noted that the Real Estate Fund outperformed the MSCI US REIT index for the one- and three-year periods ended January 31, 2023, but underperformed the index for the five- and ten-year periods.

After reviewing and discussing the short- and long-term investment performance of the Funds further, FCA’s experience managing the Funds, FCA’s historical investment performance, the Advisor’s implementation of each Fund’s investment strategy, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that continuation of each Fund’s Agreement was acceptable in light of each Fund’s investment performance.

Costs of the Services to be Provided and Profits to be Realized by FCA

In considering the costs of the services to be provided and profits to be realized by FCA from the relationship with the Funds, the Trustees considered: (1) a discussion with FCA regarding its financial condition and the level of commitment to the Funds and FCA by the principals of FCA; (2) the asset level of each of the Funds; (3) the overall expenses of the Funds; and (4) the nature and frequency of advisory fee payments. The Trustees also considered potential benefits for FCA in managing the Funds. The Trustees also noted that FCA continues to be unprofitable with regard to its relationship with the Funds. The Trustees then compared the advisory fees, total gross operating expenses and total net operating expenses of the Funds to other comparable mutual funds. The Trustees observed that the advisory fees of each of the Africa Fund and Australia/New Zealand Fund were either below or equal to the average and median of its respective Morningstar peer category. The Trustees noted that the advisory fee of the Global Fund was above the average and median of its Morningstar peer category. The Trustees noted that the advisory fee of the Japan Fund was below its median, but above the average of its Morningstar peer category. The Trustees noted that the advisory fee of the Real Estate Fund was equal to its median, but above the average of its Morningstar peer category. The Trustees also noted that the total gross operating expenses and total net operating expenses of each of the Australia/New Zealand Fund, Africa Fund, Global Fund, Japan, and Real Estate Fund were above the average and median expense levels of its respective Morningstar peer category. The Trustees discussed how relatively smaller asset levels of the Funds may limit meaningful comparisons with other funds. The Trustees further considered that the Advisor had contractually agreed to waive fees or reimburse expenses of the Africa Fund and Japan Fund pursuant to an Expense Limitation Agreement, which would reduce expenses for shareholders. The Trustees noted that the Funds have a small asset size relative to their Morningstar category peers and incur higher fixed costs. The Board concluded that although the gross and net total operating expenses of each Fund were higher than Morningstar peer averages in all instances, such expenses were justified and unavoidable given the complex regulatory requirements, the unique composition of the Funds, and most importantly, the relatively small levels of assets in each of the Funds. Based on the foregoing, the Board concluded that the fees to be paid to FCA by the Funds and the profits to be realized by FCA, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FCA.

SEMI-ANNUAL REPORT 2023

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2023 (Unaudited) – (Continued)

Economies of Scale

The Board next considered the impact of economies of scale on the Funds’ size and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors. The Trustees noted that the advisory fee for the Funds would remain the same at all asset levels. The Trustees recognized that FCA put in place a contractual fee waiver for the Africa Fund and the Japan Fund. In light of its ongoing consideration of the Funds’ asset levels, expectations for growth in the Funds, and fee levels, the Board determined that the Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FCA.

Advisor’s Practices Regarding Possible Conflicts of Interest and Benefits to the Advisor

In considering FCA’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as follows: (i) the experience and ability of the advisory personnel assigned to the Funds; (ii) the basis for soft dollar payments with broker-dealers; (iii) the basis of decisions to buy or sell securities for the Funds and/or FCA’s other accounts, including other accounts that may invest in similar geographic areas in which the Funds invest; and (iv) the substance and administration of FCA’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to FCA’s potential conflicts of interest. The Trustees also noted that FCA may enjoy some enhanced status as an investment adviser to a family of registered mutual funds. Based on the foregoing, the Board determined that FCA’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Based upon all of the foregoing considerations, and after further review, discussion and determination that the best interests of the Funds’ shareholders were served by the renewal of the Agreements, the Board, including a majority of the Independent Trustees, approved the renewal of the Agreements for the Funds for an additional one-year period.

SEMI-ANNUAL REPORT 2023

ADDITIONAL INFORMATION – April 30, 2023 (Unaudited)

Table of Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2022 through April 30, 2023.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period*
	11/1/22	4/30/23	11/1/22-4/30/23	11/1/22-4/30/23
Australia/New Zealand Fund	$ 1,000.00	$ 1,066.70	$ 14.04	2.74%
Africa Fund	1,000.00	1,060.90	8.94	1.75%
Japan Fund	1,000.00	1,158.40	9.37	1.75%
Global Fund	1,000.00	1,110.20	13.34	2.55%
Real Estate Securities Fund	1,000.00	1,096.90	13.88	2.67%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), short-term redemption or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period*
	11/1/22	4/30/23	11/1/22-4/30/23	11/1/22-4/30/23
Australia/New Zealand Fund	$ 1,000.00	$ 1,011.21	$ 13.66	2.74%
Africa Fund	1,000.00	1,016.12	8.75	1.75%
Japan Fund	1,000.00	1,016.12	8.75	1.75%
Global Fund	1,000.00	1,012.15	12.72	2.55%
Real Estate Securities Fund	1,000.00	1,011.55	13.32	2.67%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181 (the number of days in the most recent fiscal half-year) divided by 365 (the number of days in the fiscal year) to reflect the one-half year period.

SEMI-ANNUAL REPORT 2023

ADDITIONAL INFORMATION – April 30, 2023 (Unaudited) – (Continued)

Disclosure of Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the Commission’ website at http://www.sec.gov and on the Funds’ website at www.commonwealthfunds.com.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888-345-1898, and on the Commissions website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 888-345-1898, and on the Commission’s website at http://www.sec.gov.

Change in Independent Registered Public Accounting Firm

On March 13, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Commonwealth Australia/New Zealand Fund, Africa Fund, Commonwealth Japan Fund, Commonwealth Global Fund and Commonwealth Real Estate Securities Fund (the “Funds”), each a series of Commonwealth International Series Trust (The “Trust”). The Audit Committee of the Board of Trustees approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The reports of BBD on the financial statements of the Funds as of and for the fiscal years ended October 31, 2022 and October 31, 2021 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal years October 31, 2022 and October 31, 2021 and for the interim period to June 21, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its reports on the financial statements of the Funds for such years; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The registrant requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit hereto.

On March 23, 2023, the Audit Committee of the Board of Trustees recommended and approved the appointment of Cohen as the Funds’ independent registered public accounting firm for the fiscal year ending October 31, 2023.

During the fiscal years ended October 31, 2022 and October 31, 2021 and for the interim period to June 21, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

SEMI-ANNUAL REPORT 2023

NOTICE OF PRIVACY POLICY & PRACTICES (Unaudited)

Commonwealth International Series Trust (the “Trust”) recognizes and respects the privacy expectations of our customers1. We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Trust.

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

●	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

●	Account History, including information about the transactions and balances in a customer’s accounts; and

●	Correspondence, including written, telephonic or electronic, between a customer and the Trust or service providers to the Trust.

Disclosure of Customer Information

We may disclose all of the consumer information outlined above to third parties who are not affiliated with the Trust:

●	as permitted by law — for example with service providers who maintain or service shareholder accounts for the Trust or to a shareholder’s broker or agent;

●	to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

Security of Customer Information

We require service providers to the Trust:

●	to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Trust; and

●	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the Trust.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of the Trust.

[1]	For purposes of this notice, the terms “customer” or “customers” includes both individual shareholders of the Trust and individuals who provide nonpublic personal information to the Trust, but do not invest in Trust shares.

(b) Not applicable

Item 2. Code of Ethics. Not applicable – disclosed with annual report

Item 3.  Audit Committee Financial Expert. Not applicable – disclosed with annual report

Item 4.  Principal Accountant Fees and Services. Not applicable – disclosed with annual report

Item 5.  Audit Committee of Listed Registrants.

Not applicable

Item 6.  Schedule of Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

None.

Item 11.  Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported within the time periods specified by the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.  Exhibits.

(a) (1)	Not applicable – disclosed with annual report

(a) (2)	Certifications required pursuant to Section 30a-2(a) of the Act are attached hereto.

(a) (3)	Not applicable to open-end management investment companies.
(a) (4)	Change in the registrant’s independent public accountant: Attached hereto

(b)	Certifications pursuant to Section 30a-2(b) of the Act are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Commonwealth International Series Trust

By (Signature and Title)	/s/ Robert Scharar
Robert Scharar, President

Date	6/30/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert Scharar
Robert Scharar, President

Date	6/30/2023

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	6/30/2023